[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                               Lincoln, NE 68510

November 12, 2008

                                              Filed Via EDGAR and Overnight Mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Variable Separate Account V (1940 Act Registration No. 811-04473) Excel Performance VUL, 1933 Act No. 333-151913 Pre-Effective Amendment No. 1 on Form N-6

     Acceleration Request Pursuant to Rule 17 CFR 230.461 to December 2, 2008

Dear Ms. Samuel:

     The Registrant, Ameritas Variable Separate Account V, and the Principal Underwriter, Ameritas Investment Corp., hereby request that the effective date of the above captioned Pre-Effective Amendment No. 1 to the Registration Statement be accelerated to December 2, 2008.

     In support of this request, we state:

o The Commission's written comments on Registration No. 333-151913, submitted June 25, 2008, were dated August 21, 2008 and received August 25, 2008; subsequent comments were received by telephone on September 26 and October 31, 2008;
o We responded to the Commission's comments on September 16, October 10, and November 5, 2008, by Correspondence submitted via EDGAR and including applicable prospectus and SAI pages;
o The Commission's comments have been followed in preparation of this Pre-Effective Amendment No 1; and
o Securities reflecting changes documented in the above-mentioned will not be distributed until they are declared effective.

     We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing. We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account's disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

     We further acknowledge that:

o Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

o The action of the Commission or the staff, acting pursuant to delegated authority, in
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     declaring the filing effective, does not relieve the Separate
     Account from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

o The Separate Account may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Thank you for your consideration and assistance. If you have any questions regarding this acceleration request or the Pre-Effective Amendment, please contact Ann Diers, 402-467-7847.

Sincerely,


On behalf of                               On behalf of
Ameritas Variable Separate Account V       Ameritas Investment Corp.

/s/  JoAnn M. Martin                       /s/  Robert G. Lange

Name:    JoAnn M. Martin                   Name:    Robert G. Lange
Title:   Chairman, President &             Title:   Vice President,
         Chief Executive Officer                    Secretary, & General Counsel
         Ameritas Life Insurance Corp.